Loans, financing and debentures	12 Months Ended
Jun. 30, 2019
Loans Financing and Debentures [Abstract]
Loans, financing and debentures
15.	Loans, financing and debentures

	Bank	Final Maturity	Annual interest rates and charges -%	Guarantee	2019	2018
Current
Financing for agricultural costs	BNB and Itaú	June/20	Fixed rate 6.14% to 7%	Preferência Farm	38,588	31,847
Financing for agricultural costs (PYG)	Itaú	November/19	Fixed rate 7.25% to 8.25%	-	18,364	11,486
Bahia Project Financing	BNB and HSBC	June/20	Fixed rate 3.50% to 9%	Jatobá and Chaparral Farms	6,243	3,131
Financing of Machinery and Equipment – FINAME	Rabobank	June/20	TJLP + 3.73% Fixed rate 8.50% to 10.5%	Machinery and Equipment	1,431	630
Financing of sugarcane	Itaú, Rabobank and Banco do Brasil	June/20	TJLP + 2.70 to 3.80% Fixed rate 6.14% to 10%	Chaparral and Preferência Farms	1,401	21,318
Debentures	Companhia brasileira de securitização	June/20	106.5% and 110% of CDI	Chaparral Farm	10,581	-
					76,608	68,412

Noncurrent
Financing Bahia Project	BNB and HSBC	August/23	Fixed rate 3.50% to 9%	Jatobá and Chaparral Farms	22,291	27,146
Financing of Machinery and Equipment – FINAME	Rabobank	June/24	TJLP + 3.73% Fixed rate 8.50% to 10.5%	Machinery and Equipment	4,111	5,411
Financing of sugarcane	Itaú, Rabobank, and Banco do Brasil	December/23	TJLP + 2.70 to 3.80% Fixed rate 6.14% to 10%	Chaparral and Preferência Farms	42,081	13,194
Debentures	Companhia brasileira de securitização	July/23	106.5% and 110% of CDI	Chaparral Farm	140,762	141,642

					209,245	187,393
					285,853	255,805

Keys:

TJLP – Long Term Interest Rate

FINAME – Financing of Machinery and Equipment (National Bank for Economic and Social Development - BNDES)

BNB – Banco do Nordeste

PYG – Paraguayan currency (Guarani)

Changes in loans and financing during the year ended June 30, 2019 and 2018 are as follows:

	2017	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2018
Agricultural Cost Financing	10,703	62,734	(34,062)	(1,447)	4,003	1,402	43,333
Bahia Project Financing	46,098	13,904	(27,622)	(4,706)	2,603	-	30,277
Working Capital Financing (Reais)	15,782	16,250	(31,523)	(1,893)	1,384	-	-
Working Capital Financing (USD)	5,031	-	(4,703)	(83)	18	(263)	-
Financing of Machinery and Equipment – FINAME	1,209	4,700	-	(404)	461	75	6,041
Sugarcane Financing	9,273	32,557	(7,498)	(1,814)	1,994	-	34,512
Debentures	-	140,165	-	-	1,477	-	141,642
	88,096	270,310	(105,408)	(10,347)	11,940	1,214	255,805

	2018	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2019
Agricultural Cost Financing (Reais)	31,847	37,523	(32,148)	-	1,366	-	38,588
Agricultural Cost Financing (PYG)	11,486	22,838	(15,046)	(1,297)	1,365	(982)	18,364
Bahia Project Financing (*)	30,277	-	(3,018)	(318)	1,593	-	28,534
Financing of Machinery and Equipment – FINAME	6,041	-	(479)	(560)	538	2	5,542
Sugarcane Financing	34,512	30,233	(22,487)	(1,862)	3,086	-	43,482
Debentures	141,642	-	-	-	9,701	-	151,343
	255,805	90,594	(73,178)	(4,037)	17,649	(980)	285,853

(*)	Financing to raise funds for opening of areas and improvements in Jatobá and Chaparral farms.

a)	Loans and Financing

Covenants

All loans and financing contracts above are in reais and have specific terms and conditions defined in the respective contracts with governmental economic and development agencies that directly or indirectly grant those loans. At June 30, 2019 and June 30, 2018, the Company's financing had no financial covenants, but rather only operating clauses, on which the Company is not in default.

b)	Debentures

On May 25, 2018, one hundred forty-two thousand, two hundred (142,200) non-convertible debentures were subscribed to and paid in, with security interest, in the total of R$142,200 (R$85,200 for the first series and R$57,000 for the second series).

The maturity date of the first-series debentures is August 1, 2022 ("maturity date of the first series") and their unit face value will be paid in three (3) annual installments, the first on July 30, 2020 and the final on the maturity date of the first series. Compensatory interest corresponding to one hundred six point fifty percent (106.50%) of the DI rate will be accrued on the unit face value of first-series debentures, which will be paid on July 30 of each year or on the maturity date of the first series. The maturity date of the second-series debentures is July 31, 2023 ("maturity date of the second series") and their unit face value will be paid in four (4) annual installments, the first on July 30, 2020 and the final on the maturity date of the second series. Compensatory interest corresponding to one hundred ten percent (110.00%) of the overnight DI rate will be accrued on the unit face value of second-series debentures, which will be paid on July 30 of each year or on the maturity date of the second series.

The Debentures were linked to a securitization transaction, serving as guarantee for the issue of Certificates of Agribusiness Receivables ("CRA") pursuant to Law 11,076/2004 and CVM Instruction 414/2004, which were the object of a public distribution offer with restricted efforts, under CVM Instruction 476/2009 ("Restricted Offer").

The Debentures are backed by security interest in the form of fiduciary sale of properties owned by the Company and registered under no. 6,254, 6,267 and 6,405, all of them at the Property Records Office of Correntina in the state of Bahia.

The costs directly related to the issuance of debentures totaled R$2,035 and will be amortized during the term of the agreement. In the year ended as of June 30, 2019, the amount of R$79 was amortized and the amount of R$1,546 remains to be amortized (R$1,466 as of June 30, 2018).

Covenants

The debentures have covenants related to the maintenance of certain financial indicators, based on the ratio of net debt to fair value of investment properties. Failure by the Company to attain these indicators during the term of the debentures may entail advance maturity of the debt.

As of June 30, 2019, the Company is in compliance with the covenants described above.